Share based payment reserve (Details) - $ / shares		Feb. 28, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares outstanding		5,336,000
Weighted average exercise price	[1]	$ 0.41
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding		5,336,000	5,336,000
Weighted average exercise price		$ 0.41	$ 0.41

[1]	Total represents weighted average.